UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04632

The European Equity Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

The European Equity Fund, Inc.

Schedule of Investments	as of March 31, 2015 (Unaudited)

	Shares	Value ($)
Common Stocks 95.8%

Germany 21.5%
Automobiles 1.5%
Daimler	13,000	1,252,110

Chemicals 2.5%
Evonik Industries	24,000	855,285
Linde	6,000	1,221,422
		2,076,707
Diversified Telecommunication Services 3.9%
Deutsche Telekom	71,000	1,299,404
Telefonica Deutschland Holding	342,000	1,973,545
		3,272,949
Electrical Equipment 1.3%
OSRAM Licht Group	21,000	1,043,667

Insurance 3.0%
Allianz SE	14,500	2,519,082

Internet Software & Services 1.3%
United Internet Reg S	23,000	1,046,903

Multi-Utilities 1.9%
E.ON SE	105,000	1,564,937

Pharmaceuticals 1.1%
Merck	8,000	897,792

Software 2.5%
SAP SE	29,000	2,102,114

Thrifts & Mortgage Finance 2.5%
Aareal Bank	50,000	2,108,963

Total Germany (Cost $16,426,984)		17,885,224

France 17.7%
Aerospace & Defense 2.7%
Zodiac Aerospace	67,000	2,217,226

Banks 3.1%
BNP Paribas S.A.	43,000	2,611,056

Commercial Services & Supplies 2.1%
Societe BIC	12,000	1,706,706

Construction Materials 2.4%
Imerys	27,000	1,980,906

Health Care Equipment & Supplies 2.6%
Essilor International	19,000	2,178,143

Insurance 2.7%
AXA	90,000	2,265,894

Media 2.1%
Lagardere SCA	58,000	1,739,466

Total France (Cost $13,102,134)		14,699,397

United Kingdom 13.7%
Airlines 2.1%
easyJet PLC	63,000	1,759,638

	Shares	Value ($)
Health Care Equipment & Supplies 2.8%
Smith & Nephew	134,000	2,275,066

Hotels, Restaurants & Leisure 1.4%
Whitbread	15,000	1,167,615

Household Products 2.6%
Reckitt Benckiser Group	25,000	2,151,945

Media 2.1%
ITV PLC	470,000	1,764,046

Wireless Telecommunication Services 2.7%
Vodafone Group PLC	687,000	2,247,657

Total United Kingdom (Cost $10,006,600)		11,365,967

Spain 11.3%
Banks 2.9%
Banco Santander S.A.	320,000	2,410,255

Construction & Engineering 2.1%
Ferrovial S.A.	83,000	1,764,026

Electric Utilities 5.1%
Endesa S.A.	134,000	2,589,041
Red Electrica	20,000	1,625,986
		4,215,027
IT Services 1.2%
Amadeus IT Holding	24,000	1,029,433

Total Spain (Cost $9,103,444)		9,418,741

Netherlands 9.6%
Construction & Engineering 2.0%
Arcadis NV	52,700	1,692,520

Food Products 1.5%
Unilever NV	29,000	1,211,370

Media 1.5%
Reed Elsevier NV	50,000	1,244,607

Oil, Gas & Consumable Fuels 2.0%
Royal Dutch Shell	54,000	1,682,168

Specialty Retail 2.6%
GrandVision NV 144A*	90,000	2,115,188

Total Netherlands (Cost $8,312,932)		7,945,853

Switzerland 6.6%
Capital Markets 1.2%
Partners Group Holding	3,300	985,860

Life Sciences Tools & Services 2.1%
Lonza Group*	14,000	1,749,280

Pharmaceuticals 1.9%
Novartis	16,000	1,582,065

Specialty Retail 1.4%
Dufry*	8,000	1,187,166

Total Switzerland (Cost $5,282,619)		5,504,371

Sweden 4.5%
Diversified Telecommunication Services 2.3%
TeliaSonera	306,000	1,943,037

	Shares	Value ($)
Household Products 1.0%
Svenska Cellulosa SCA	35,000	805,833

Machinery 1.2%
SKF	39,000	1,006,837

Total Sweden (Cost $3,904,797)		3,755,707

Belgium 4.4%
Banks 2.8%
KBC Groep NV*	37,000	2,286,042

Beverages 1.6%
Anheuser-Busch InBev NV	11,000	1,343,682

Total Belgium (Cost $3,221,182)		3,629,724

Czech Republic 2.6%
Banks 2.6%
Komercni banka as (Cost $2,207,705)	10,000	2,154,050

Denmark 2.1%
Chemicals 1.2%
Christian Hansen Holding	21,000	963,186

Health Care Equipment & Supplies 0.9%
Coloplast	10,500	793,603

Total Denmark (Cost $1,677,126)		1,756,789

Norway 1.8%
Diversified Telecommunication Services 1.8%
Telenor (Cost $1,764,518)	75,000	1,515,161

Total Common Stocks 95.8% (Cost $75,010,041)		79,630,984

Put Options Purchased 1.1%	Number of
Germany 1.1%	contracts	Value ($)
EURO STOXX 50 Index,
Expiration: 9/18/2015 Exercise Price 3,000.00
(cost $1,110,208)	2,000	933,858

	Shares	Value ($)
Cash Equivalents 4.3%
Central Cash Management Fund, 0.08%
(Cost $3,562,100)(a)	3,562,100	3,562,100

	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $79,682,349)**	101.2	84,126,942
Other Assets and Liabilities, Net	(1.2)	(1,014,637)
Net Assets	100.0	83,112,305

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
The cost for federal income tax purposes was $79,837,611. At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $ 4,289,331.This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,981,139 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,691,808.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A	-	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Reg S	-
Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub‐group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub‐groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (b)
Germany	$ 17,885,224	$ —	$ —	$ 17,885,224
France	14,699,397	—	—	14,699,397
United Kingdom	11,365,967	—	—	11,365,967
Spain	9,418,741	—	—	9,418,741
Netherlands	7,945,853	—	—	7,945,853
Switzerland	5,504,371	—	—	5,504,371
Sweden	3,755,707	—	—	3,755,707
Belgium	3,629,724	—	—	3,629,724
Czech Republic	2,154,050	—	—	2,154,050
Denmark	1,756,789	—	—	1,756,789
Norway	1,515,161	—	—	1,515,161
Short-Term Instruments (b)	3,562,100	—	—	3,562,100
Derivatives (c)
Purchased Options	933,858	—	—	933,858
Total	$ 84,126,942	$ —	$ —	$ 84,126,942

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.

(b) See Schedule of Investments for additional detailed categorizations. (c) Derivatives include value of options purchased.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 22, 2015